PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 49.8%
Financials 17.1%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	50,000	58,026
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	172,444
Bank of America Corporation
6.30%, (100, 03/10/26) (b)	45,000	52,189
4.00%, 01/22/25	46,000	49,982
1.32%, 06/19/26	364,000	363,393
4.25%, 10/22/26	165,000	185,738
3.56%, 04/23/27	115,000	125,093
3.25%, 10/21/27	27,000	29,142
3.59%, 07/21/28	150,000	164,152
4.27%, 07/23/29	333,000	377,649
2.30%, 07/21/32	265,000	261,241
2.68%, 06/19/41	65,000	62,663
Barclays PLC
3.56%, 09/23/35 (c)	295,000	304,867
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	123,000	120,803
Blackstone Holdings Finance Co. L.L.C.
1.63%, 08/05/28 (a)	131,000	127,913
2.00%, 01/30/32 (a)	142,000	136,407
Blackstone Private Credit Fund
1.75%, 09/15/24 (a)	52,000	51,993
2.63%, 12/15/26 (a)	115,000	114,753
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	135,000	134,685
BNP Paribas
2.16%, 09/15/29 (a)	200,000	198,402
2.59%, 08/12/35 (a) (c)	150,000	145,821
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	83,000	86,918
4.45%, 09/29/27	76,000	86,401
3.52%, 10/27/28	131,000	142,689
CNO Global Funding
1.75%, 10/07/26 (a)	150,000	149,979
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	200,000	209,258
7.50%, (100, 12/11/23) (a) (b) (c)	150,000	163,875
6.50%, 08/08/23 (a) (c)	250,000	273,740
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (c)	156,000	155,794
3.73%, 01/14/32 (c)	100,000	103,221
3.04%, 05/28/32 (c)	155,000	157,116
F&G Global Funding
2.00%, 09/20/28 (a)	120,000	118,228
FS KKR Capital Corp.
3.40%, 01/15/26	164,000	171,298
Glencore Funding LLC
4.88%, 03/12/29 (a) (d)	75,000	86,413
HSBC Holdings PLC
2.80%, 05/24/32	230,000	233,140
Icahn Enterprises L.P.
4.75%, 09/15/24	100,000	104,049
6.25%, 05/15/26	69,000	72,395
JPMorgan Chase & Co.
2.01%, 03/13/26	132,000	135,194
1.58%, 04/22/27	290,000	290,538
3.78%, 02/01/28	55,000	60,605
2.07%, 06/01/29	249,000	249,280
2.74%, 10/15/30	185,000	191,430
2.96%, 05/13/31	107,000	111,421
1.95%, 02/04/32	75,000	72,403
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	109,000	126,440
3.87%, 07/09/25 (c)	200,000	215,265
LSEGA Financing PLC
3.20%, 04/06/41 (a)	80,000	82,624
Markel Corporation
6.00%, (100, 06/01/25) (b)	78,000	86,600
Morgan Stanley
0.99%, 12/10/26	200,000	196,449
3.62%, 04/01/31	206,000	227,065
1.79%, 02/13/32	110,000	104,717
2.48%, 09/16/36	90,000	88,066
2.80%, 01/25/52	70,000	67,290
NatWest Group PLC
3.07%, 05/22/28 (c)	200,000	211,122
3.03%, 11/28/35 (c)	100,000	100,223
NatWest Markets PLC
1.60%, 09/29/26 (a)	242,000	242,063
Nordic Aviation Capital
6.58%, 03/14/25 (e) (f) (g)	139,295	110,461
Owl Rock Capital Corporation
3.40%, 07/15/26	65,000	67,683
Principal Life Global Funding II
0.75%, 04/12/24 (a)	55,000	55,033
Rassman, Joel H.
3.80%, 11/01/29 (d)	190,000	204,008
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	88,195
3.80%, 03/15/30	211,000	234,636
2.62%, 04/22/32	39,000	39,460
2.38%, 07/21/32	170,000	168,401
6.75%, 10/01/37	70,000	100,109
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	60,366
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	66,000	63,768
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	107,000	116,878
Wells Fargo & Company
2.41%, 10/30/25	53,000	55,207
Westpac Banking Corporation
2.67%, 11/15/35 (c)	71,000	69,502
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	65,000	70,076
		9,914,448
Energy 5.5%
Aker BP ASA
3.75%, 01/15/30 (a)	155,000	165,912
Cenovus Energy Inc.
2.65%, 01/15/32	87,000	85,522
3.75%, 02/15/52	66,000	64,484
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	110,000	124,286
5.88%, 03/31/25	54,000	60,991
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	33,000	33,125
Cheniere Energy, Inc.
4.63%, 10/15/28	85,000	89,629
4.50%, 10/01/29	125,000	132,975
Devon Energy Corporation
5.88%, 06/15/28 (a)	39,000	42,956
4.50%, 01/15/30 (a)	34,000	37,055
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	14,590
5.75%, 01/30/28 (a)	14,000	14,741
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	110,000	114,393
6.75%, (100, 05/15/25) (b)	102,000	104,706
7.13%, (100, 05/15/30) (b)	119,000	124,163
3.75%, 05/15/30	142,000	153,312
5.80%, 06/15/38	45,000	54,908
6.25%, 04/15/49	40,000	52,643
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	73,235
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	116,031
4.50%, 01/15/29 (a)	49,000	50,899
EQT Corporation
3.13%, 05/15/26 (a)	10,000	10,246
3.90%, 10/01/27	22,000	23,854

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	45,000	45,144
NuStar Logistics, L.P.
5.75%, 10/01/25	11,000	11,858
Occidental Petroleum Corporation
3.50%, 08/15/29	140,000	142,128
4.30%, 08/15/39	20,000	19,782
4.40%, 08/15/49	22,000	21,588
Qatar Petroleum
2.25%, 07/12/31 (a)	131,000	129,592
3.13%, 07/12/41 (a)	100,000	100,086
Rattler Midstream LP
5.63%, 07/15/25 (a)	15,000	15,638
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	334,410
4.50%, 05/15/30	80,000	92,288
Santos Finance Ltd
3.65%, 04/29/31 (a)	153,000	155,558
Targa Resource Corporation
5.50%, 03/01/30	140,000	153,115
4.88%, 02/01/31	56,000	60,404
Transocean Pontus Limited
6.13%, 08/01/25 (a)	13,400	13,409
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	48,893
Transocean Proteus Limited
6.25%, 12/01/24 (a)	96,250	96,160
		3,184,709
Consumer Discretionary 5.1%
Adient US LLC
9.00%, 04/15/25 (a)	38,000	41,201
Amazon.com, Inc.
2.10%, 05/12/31	115,000	116,481
2.88%, 05/12/41	90,000	92,631
3.10%, 05/12/51	85,000	89,457
Booking Holdings Inc.
4.63%, 04/13/30	180,000	214,064
Carnival Corporation
11.50%, 04/01/23 (a)	146,000	163,000
4.00%, 08/01/28 (a)	51,000	51,534
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	86,578
Ford Motor Company
8.50%, 04/21/23	33,000	36,274
9.00%, 04/22/25	67,000	80,585
General Motors Company
6.13%, 10/01/25	51,000	59,776
6.80%, 10/01/27	39,000	48,715
General Motors Financial Company, Inc.
2.40%, 04/10/28 (d)	100,000	101,015
GLP Financing, LLC
5.75%, 06/01/28	15,000	17,632
5.30%, 01/15/29	100,000	115,871
Hanesbrands Inc.
5.38%, 05/15/25 (a)	152,000	159,199
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	34,528
5.75%, 05/01/28 (a)	33,000	35,541
Hyatt Hotels Corporation
1.30%, 10/01/23 (h)	78,000	78,103
5.38%, 04/23/25 (h)	45,000	50,258
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	35,067
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	11,000	13,790
Marriott International, Inc.
3.75%, 03/15/25	60,000	64,255
5.75%, 05/01/25 (h)	6,000	6,868
Mattel, Inc.
3.38%, 04/01/26 (a)	63,000	64,967
Meritage Homes Corporation
3.88%, 04/15/29 (a)	80,000	83,985
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	35,026	38,112
Newell Brands Inc.
4.88%, 06/01/25	46,000	50,779
NIKE, Inc.
3.25%, 03/27/40	74,000	80,874
NVR, Inc.
3.00%, 05/15/30	134,000	140,007
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	200,000	201,008
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	35,000	34,659
Ross Stores, Inc.
4.60%, 04/15/25	99,000	110,467
1.88%, 04/15/31	74,000	71,407
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	13,000	14,817
Sands China Ltd.
2.30%, 03/08/27 (a) (h)	200,000	193,066
The Gap, Inc.
3.63%, 10/01/29 (a)	28,000	28,067
The Home Depot, Inc.
3.35%, 04/15/50	74,000	80,073
		2,984,711
Health Care 4.9%
AbbVie Inc.
3.20%, 11/21/29	135,000	145,429
4.50%, 05/14/35	55,000	65,615
Amgen Inc.
3.15%, 02/21/40	64,000	65,304
Ascension Health
2.53%, 11/15/29	28,000	29,348
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,356
8.50%, 01/31/27 (a)	21,000	22,399
5.75%, 08/15/27 (a)	60,000	62,964
4.88%, 06/01/28 (a)	24,000	24,887
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	53,302
Centene Corporation
4.63%, 12/15/29	60,000	65,388
3.38%, 02/15/30	238,000	246,401
3.00%, 10/15/30	173,000	177,325
Cigna Holding Company
3.40%, 03/01/27	114,000	124,429
4.80%, 08/15/38	50,000	61,065
CVS Health Corporation
4.30%, 03/25/28	21,000	23,938
4.78%, 03/25/38	250,000	305,604
HCA Inc.
5.38%, 02/01/25	100,000	111,729
Indiana University Health, Inc.
2.85%, 11/01/51	51,000	51,825
McKesson Corporation
1.30%, 08/15/26 (h)	195,000	193,429
Mylan Inc
5.20%, 04/15/48	23,000	28,206
Northwestern Memorial HealthCare
2.63%, 07/15/51	55,000	52,779
Piedmont Healthcare, Inc.
2.04%, 01/01/32	43,000	42,233
Providence St. Joseph Health
2.53%, 10/01/29	67,000	69,741
Royalty Pharma PLC
3.30%, 09/02/40	91,000	90,632
Smith & Nephew PLC
2.03%, 10/14/30	60,000	58,485
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	56,000	60,384
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	144,895
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	10,749
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	145,000	144,106
2.65%, 01/15/32 (a)	50,000	49,541

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
Upjohn Inc.
3.85%, 06/22/40 (a)	204,000	218,811
		2,823,299
Communication Services 4.2%
AT&T Inc.
5.25%, 03/01/37	116,000	143,818
4.90%, 08/15/37	16,000	19,457
4.30%, 12/15/42	155,000	174,151
3.10%, 02/01/43	131,000	125,597
CCO Holdings, LLC
4.75%, 03/01/30 (a)	295,000	308,379
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	157,448
5.38%, 04/01/38	45,000	54,361
6.83%, 10/23/55	51,000	74,633
Comcast Corporation
3.75%, 04/01/40	35,000	39,285
3.40%, 07/15/46	50,000	52,752
2.89%, 11/01/51 (a)	65,000	62,252
CSC Holdings, LLC
6.50%, 02/01/29 (a)	100,000	108,297
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	37,000	38,629
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	66,056
The Walt Disney Company
4.63%, 03/23/40	80,000	100,422
T-Mobile USA, Inc.
2.63%, 04/15/26	306,000	312,680
Verizon Communications Inc.
2.10%, 03/22/28	175,000	177,601
4.33%, 09/21/28	105,000	120,692
2.55%, 03/21/31	74,000	74,921
3.40%, 03/22/41	58,000	60,665
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	149,900
		2,421,996
Utilities 3.6%
Arizona Public Service Company
2.20%, 12/15/31	85,000	84,033
Commonwealth Edison Company
3.75%, 08/15/47	79,000	89,902
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	57,000	65,175
DPL Inc.
4.13%, 07/01/25	102,000	109,264
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	61,000	60,320
Enel Finance International N.V.
2.25%, 07/12/31 (a)	200,000	197,245
Exelon Corporation
5.10%, 06/15/45	75,000	98,390
FirstEnergy Corp.
4.40%, 07/15/27 (h) (i)	69,000	75,349
Nevada Power Company
3.70%, 05/01/29	140,000	156,593
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	84,819
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	47,326
4.50%, 07/01/40 (d)	181,000	185,161
Public Service Company of Oklahoma
2.20%, 08/15/31 (d)	119,000	117,513
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	69,304
2.95%, 08/15/51	60,000	59,609
Southern California Edison Company
4.13%, 03/01/48	46,000	50,299
3.65%, 02/01/50	92,000	94,339
Tampa Electric Company
3.45%, 03/15/51	87,000	93,435
The AES Corporation
3.30%, 07/15/25 (a)	133,000	141,306
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	74,546
3.70%, 01/30/27 (a)	135,000	142,213
		2,096,141
Consumer Staples 3.0%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	241,770
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	141,000	182,354
Archer-Daniels-Midland Company
3.25%, 03/27/30	70,000	76,618
2.70%, 09/15/51	60,000	58,564
BAT Capital Corp.
2.26%, 03/25/28	76,000	75,499
4.39%, 08/15/37	45,000	48,143
Jaguar Holding Company II
4.63%, 06/15/25 (a)	17,000	17,746
5.00%, 06/15/28 (a)	17,000	18,306
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	209,070
JBS USA Food Company
6.50%, 04/15/29 (a)	84,000	93,723
5.50%, 01/15/30 (a)	50,000	55,630
Kraft Heinz Foods Company
3.88%, 05/15/27	69,000	75,281
4.63%, 10/01/39	20,000	23,359
Mars, Incorporated
2.38%, 07/16/40 (a)	60,000	57,192
3.95%, 04/01/49 (a)	143,000	169,829
Northwestern University
2.64%, 12/01/50	38,000	38,029
PepsiCo, Inc.
3.38%, 07/29/49	55,000	60,583
Pilgrim's Pride Corporation
3.50%, 03/01/32 (a)	89,000	90,524
Safeway Inc.
3.50%, 02/15/23 (a)	100,000	102,299
United Rentals (North America), Inc.
3.75%, 01/15/32	30,000	30,351
		1,724,870
Industrials 2.6%
Air Canada
3.88%, 08/15/26 (a)	35,000	35,346
Aircastle Limited
5.25%, 08/11/25 (a)	108,000	120,176
American Airlines, Inc.
5.50%, 04/20/26 (a)	31,000	32,579
5.75%, 04/20/29 (a)	11,000	11,855
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	156,545
Equifax Inc.
2.35%, 09/15/31	190,000	186,967
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (b) (j)	419,000	409,417
3.45%, 05/01/27	31,000	33,968
3.63%, 05/01/30	73,000	81,148
Hillenbrand, Inc.
5.00%, 09/15/26 (h) (i)	20,000	22,362
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,682
Moog Inc.
4.25%, 12/15/27 (a)	44,000	45,466
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	57,000	54,732
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	165,000	165,544
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	10,000	10,707
4.75%, 10/20/28 (a)	16,000	17,848
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	52,000	53,461
4.63%, 04/15/29 (a)	37,000	38,250

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	57,627
		1,538,680
Information Technology 2.1%
Apple Inc.
1.40%, 08/05/28	94,000	92,526
2.38%, 02/08/41	48,000	46,169
2.65%, 02/08/51	102,000	98,077
2.70%, 08/05/51	200,000	192,730
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	17,000	17,429
Broadcom Inc.
3.47%, 04/15/34 (a)	160,000	165,327
Dell International L.L.C.
5.85%, 07/15/25 (h)	6,000	6,979
6.02%, 06/15/26 (h)	67,000	79,950
8.35%, 07/15/46 (h)	100,000	163,050
Microsoft Corporation
2.68%, 06/01/60	15,000	14,554
3.04%, 03/17/62	72,000	75,900
Oracle Corporation
2.88%, 03/25/31	186,000	191,284
3.65%, 03/25/41	78,000	80,797
		1,224,772
Materials 1.2%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	30,000	33,515
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	140,812
5.20%, 09/17/30 (a)	75,000	81,153
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	63,694
5.40%, 11/14/34	35,000	42,053
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	110,000	111,151
Mercer International Inc.
5.13%, 02/01/29	26,000	26,512
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	136,559
4.25%, 05/15/29 (a)	39,000	39,002
Teck Resources Limited
3.90%, 07/15/30	28,000	30,324
		704,775
Real Estate 0.5%
Essential Properties, L.P.
2.95%, 07/15/31	78,000	78,179
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	65,000	65,088
2.70%, 07/15/31	87,000	87,925
VICI Properties Inc.
4.25%, 12/01/26 (a)	55,000	57,437
		288,629
Total Corporate Bonds And Notes (cost $27,829,503)		28,907,030
GOVERNMENT AND AGENCY OBLIGATIONS 39.5%
Mortgage-Backed Securities 22.9%
Federal Home Loan Mortgage Corporation
3.00%, 07/01/32 - 12/01/49	212,100	223,149
2.00%, 12/01/35 - 08/01/51	900,929	909,312
4.00%, 10/01/45 - 06/01/48	300,508	324,465
3.50%, 01/01/46 - 04/01/50	642,693	684,779
4.50%, 11/01/48	17,929	19,371
2.50%, 05/01/50 - 07/01/50	218,111	225,009
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 09/01/50	1,582,220	1,666,023
2.50%, 10/01/35 - 09/01/51	1,161,928	1,202,268
1.50%, 11/01/35	71,836	72,569
TBA, 1.50%, 11/15/35 - 11/15/51 (k)	790,000	778,253
2.00%, 05/01/36 - 04/01/51	1,917,653	1,932,533
TBA, 2.00%, 10/15/36 - 11/15/50 (k)	770,000	779,506
3.50%, 10/01/46 - 08/01/49	477,404	508,017
4.00%, 01/01/47 - 09/01/49	555,963	598,677
4.50%, 05/01/47 - 12/01/48	427,752	466,520
TBA, 2.50%, 11/15/51 (k)	213,000	219,199
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/50	308,823	323,799
3.50%, 05/20/47 - 01/20/50	515,858	546,637
4.00%, 07/20/47	207,056	221,948
4.50%, 12/20/48 - 02/20/49	91,662	98,028
TBA, 2.00%, 11/15/50 (k)	340,000	344,122
2.50%, 03/20/51 - 07/20/51	685,771	708,700
TBA, 2.50%, 10/15/51 (k)	292,000	301,437
TBA, 3.00%, 11/15/51 (k)	135,000	140,818
		13,295,139
U.S. Treasury Note 11.8%
Treasury, United States Department of
0.13%, 12/15/23	410,000	408,078
1.50%, 10/31/24 - 08/15/26	1,506,000	1,546,924
0.25%, 07/31/25	400,000	392,375
2.25%, 11/15/25	980,000	1,036,656
0.38%, 12/31/25	790,000	774,200
0.75%, 04/30/26	382,000	379,135
0.88%, 09/30/26 - 11/15/30	721,000	693,561
0.63%, 03/31/27	420,000	409,959
1.25%, 06/30/28	805,000	803,239
2.88%, 08/15/28	375,000	414,375
		6,858,502
U.S. Treasury Bond 3.8%
Treasury, United States Department of
3.75%, 08/15/41	461,000	597,427
3.13%, 11/15/41	316,000	376,336
2.50%, 02/15/45 - 02/15/46	756,000	817,160
3.00%, 02/15/48	317,000	377,032
1.63%, 11/15/50	46,000	41,342
		2,209,297
Sovereign 0.4%
Banco de la Republica Oriental del Uruguay
4.38%, 01/23/31	81,934	94,531
Gobierno de la Republica de Chile
3.10%, 05/07/41	184,000	177,695
		272,226
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	229,000	215,957
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	106,591
Total Government And Agency Obligations (cost $22,492,678)		22,957,712
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	25,303	27,545
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	86,631	96,463
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	157,400	158,936
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	265,502
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-A2-3, 0.42%, 11/18/22	200,350	200,494
Capital One Multi-Asset Execution Trust
Series 2021-A1-A1, 0.55%, 07/15/24	176,000	174,797
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	4,651	4,653
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	178,083	180,417
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	36,041	36,324
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (j)	172,921	174,852
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	52,525
DLL Financial Services
Series 2021-A3-1A, 0.67%, 04/17/26	190,000	190,176
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	118,503	118,561

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	145,220	145,059
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	12,400	12,517
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	217,178	218,048
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	68,363	68,398
GM Financial Consumer Automobile Receivables Trust 2021-2
Series 2021-A3-2, 0.51%, 10/16/24	101,000	101,110
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	180,448
HPEFS Equipment Trust
Series 2019-A3-1A, 2.21%, 09/20/29	17,974	17,989
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	162,459
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	265,000	264,675
Kubota Credit Owner Trust
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	100,155
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	204,577
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A2-B, 0.22%, 01/16/24	349,000	349,041
OPG Trust 2021-PORT
Series 2021-A-PORT, 0.00%, 10/15/23 (j)	165,000	163,631
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	101,000	101,003
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (j)	104,660	106,589
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 09/15/22	8,007	8,012
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	45,469	47,734
Series 2012-A-2, 4.00%, 10/29/24	40,652	42,856
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	275,000	277,748
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (j)	57,000	61,705
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (j)	55,613	56,492
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,339,183)		4,371,491
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Consumer Discretionary 0.7%
Adient US LLC
2021 Term Loan B, 3.58%, (1 Month USD LIBOR + 3.50%), 04/30/28 (j)	78,988	78,954
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.58%, (3 Month USD LIBOR + 3.50%), 06/19/25 (j)	81,180	81,209
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.83%, (1 Month USD LIBOR + 1.75%), 08/29/25 (j)	100,000	98,125
PCI Gaming Authority
Term Loan, 2.58%, (1 Month USD LIBOR + 2.50%), 05/15/26 (j)	115,908	115,416
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 04/29/26 (j)	53,467	53,318
		427,022
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (j)	21,000	21,703
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (j)	24,000	24,080
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (j)	116,168	115,442
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (j)	36,211	36,200
Genesee & Wyoming Inc.
Term Loan, 2.15%, (3 Month USD LIBOR + 2.00%), 10/29/26 (j)	50,235	49,904
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (m)	10,753	10,755
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (j) (m)	2,027	2,027
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (j)	26,932	26,933
		287,044
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 2.33%, (3 Month USD LIBOR + 2.25%), 03/15/27 (j)	98,500	97,337
CSC Holdings, LLC
2017 Term Loan B1, 2.33%, (1 Month USD LIBOR + 2.25%), 07/15/25 (j)	43,196	42,548
Diamond Sports Group, LLC
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 08/24/26 (j)	33,320	20,681
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (j)	36,320	36,332
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.59%, (3 Month USD LIBOR + 2.50%), 06/13/26 (j)	67,769	67,667
		264,565
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.08%, (1 Month USD LIBOR + 2.00%), 04/27/26 (j)	93,395	92,938
Materials 0.1%
Sylvamo Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (j) (m)	87,805	87,476
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	70,585	70,597
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (1 Month USD LIBOR + 5.50%), 09/22/24 (j)	30,286	30,286
Total Senior Floating Rate Instruments (cost $1,270,610)		1,259,928
SHORT TERM INVESTMENTS 5.8%
Investment Companies 4.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (n)	2,854,134	2,854,134
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (n)	535,193	535,193
Total Short Term Investments (cost $3,389,327)		3,389,327
Total Investments 104.8% (cost $59,321,301)		60,885,488
Other Derivative Instruments 0.0%		2,599
Other Assets and Liabilities, Net (4.8)%		(2,777,658)
Total Net Assets 100.0%		58,110,429

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $9,026,754 and 15.5% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) All or a portion of the security was on loan as of September 30, 2021.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

Investments.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2021, the total payable for investments purchased on a delayed delivery basis was $2,574,585.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.58%, 03/14/25	10/01/19	139,295	110,461	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	31	December 2021	4,116,556	4,359	(36,666)
United States 2 Year Note	10	January 2022	2,201,581	391	(1,034)
United States 5 Year Note	38	January 2022	4,686,625	3,350	(22,422)
United States Long Bond	14	December 2021	2,267,807	1,750	(38,745)
				9,850	(98,867)
Short Contracts
United States 10 Year Ultra Bond	(40)	December 2021	(5,894,754)	(6,875)	84,755

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 90.8%
Communication Services 17.2%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	292,000	304,203
Altice Financing S.A.
5.00%, 01/15/28 (a)	102,000	97,277
5.75%, 08/15/29 (a)	157,000	152,119
Altice France Holding S.A.
5.13%, 07/15/29 (a)	202,000	198,361
5.50%, 10/15/29 (a)	200,000	198,210
Altice France S.A.
7.38%, 05/01/26 (a)	202,000	209,597
6.00%, 02/15/28 (a)	84,000	80,142
AMC Entertainment Holdings, Inc.
12.00%, 06/15/26 (a) (b)	85,000	82,215
Audacy Capital Corp.
6.75%, 03/31/29 (a)	263,000	265,151
CB Escrow Corp.
8.00%, 10/15/25 (a)	194,000	202,123
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	112,469
5.00%, 02/01/28 (a)	203,000	211,905
5.38%, 06/01/29 (a)	351,000	379,268
4.50%, 05/01/32	111,000	114,318
4.25%, 01/15/34 (a)	125,000	124,203
CenturyLink, Inc.
5.13%, 12/15/26 (a)	112,000	116,132
7.60%, 09/15/39	24,000	27,009
Clear Channel International B.V.
6.63%, 08/01/25 (a)	85,000	88,553
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	144,000	151,578
7.50%, 06/01/29 (a)	154,000	160,542
Connect Finco SARL
6.75%, 10/01/26 (a)	60,000	62,792
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	91,000	99,202
CSC Holdings, LLC
5.38%, 02/01/28 (a)	448,000	468,046
7.50%, 04/01/28 (a)	300,000	324,400
4.50%, 11/15/31 (a)	305,000	301,391
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (c)	326,000	337,472
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	61,610
6.63%, 08/15/27 (a)	113,000	49,843
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	132,000	137,810
DISH DBS Corporation
5.88%, 11/15/24	86,000	92,450
7.75%, 07/01/26	156,000	176,269
5.13%, 06/01/29	93,000	91,237
Embarq Corporation
8.00%, 06/01/36	174,000	186,608
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	13,000	13,813
5.00%, 05/01/28 (a)	93,000	97,643
6.75%, 05/01/29 (a)	286,000	301,390
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	93,291
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	40,604
8.38%, 05/01/27	326,651	348,947
5.25%, 08/15/27 (a)	25,000	25,999
4.75%, 01/15/28 (a)	50,000	51,508
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	125,000	128,244
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	204,000	217,105
5.13%, 07/15/29 (a)	145,000	149,400
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	131,000	134,927
4.25%, 07/01/28 (a)	122,000	123,176
3.63%, 01/15/29 (a)	140,000	135,667
Liberty Media Corporation
8.25%, 02/01/30	172,000	191,212
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	171,000	172,888
6.50%, 05/15/27 (a)	34,000	37,432
3.75%, 01/15/28 (a)	40,000	39,796
Lumen Technologies Inc.
5.38%, 06/15/29 (a)	86,000	87,473
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	331,000	342,772
Netflix, Inc.
4.88%, 04/15/28	45,000	51,796
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	110,000	116,508
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	213,000	217,063
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	285,000	278,477
Sprint Corporation
7.88%, 09/15/23	25,000	27,940
7.13%, 06/15/24	331,000	376,834
7.63%, 03/01/26	25,000	30,292
6.88%, 11/15/28	94,000	120,060
SSL Robotics LLC
9.75%, 12/31/23 (a)	32,000	34,775
Telecom Italia SpA
6.00%, 09/30/34	109,000	122,576
Telesat Canada
5.63%, 12/06/26 (a)	98,000	94,499
6.50%, 10/15/27 (a)	201,000	174,273
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	290,000	307,071
T-Mobile USA, Inc.
3.38%, 04/15/29	149,000	155,567
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	56,789
Univision Communications Inc.
6.63%, 06/01/27 (a)	125,000	135,572
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	39,000	39,597
		10,737,481
Energy 15.4%
Aethon United BR LP
8.25%, 02/15/26 (a)	250,000	269,986
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	90,000	98,511
5.38%, 06/15/29 (a)	149,000	153,825
Apache Corporation
4.75%, 04/15/43 (c)	178,000	192,726
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	180,000	185,931
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	175,000	180,709
8.25%, 12/31/28 (a)	56,000	61,098
Baytex Energy Corp.
8.75%, 04/01/27 (a)	153,000	158,363
Bip-V Chinook
5.50%, 06/15/31 (a)	250,000	265,768
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	35,000	37,836
6.63%, 07/15/26 (a)	57,000	59,423
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	167,000	169,858
5.85%, 11/15/43	24,000	24,008
5.60%, 10/15/44	19,000	18,568
California Resources Corporation
7.13%, 02/01/26 (a)	111,000	117,186
Callon Petroleum Company
6.38%, 07/01/26	104,000	99,428
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	58,000	58,219

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc.
4.63%, 10/15/28	140,000	147,623
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	135,000	138,094
6.38%, 06/15/26 (a)	10,000	10,165
CNX Midstream Partners LP
4.75%, 04/15/30 (a)	16,000	16,207
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	48,000	48,516
Continental Resources, Inc.
4.50%, 04/15/23	25,000	25,915
3.80%, 06/01/24	97,000	101,685
DT Midstream, Inc.
4.13%, 06/15/29 (a)	101,000	102,842
4.38%, 06/15/31 (a)	74,000	76,623
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	85,000	89,814
5.50%, 01/30/26 (a)	81,000	84,412
5.75%, 01/30/28 (a)	93,000	97,921
Energean Israel Finance Ltd
4.88%, 03/30/26 (d)	145,000	148,625
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	30,000	31,198
6.75%, (100, 05/15/25) (e)	106,000	108,812
7.13%, (100, 05/15/30) (e)	62,000	64,690
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	167,372
6.50%, 07/01/27 (a)	104,000	117,019
4.75%, 01/15/31 (a)	206,000	214,242
6.50%, 07/15/48	82,000	94,095
EQT Corporation
3.90%, 10/01/27	77,000	83,489
5.00%, 01/15/29	33,000	37,240
7.50%, 02/01/30 (f) (g)	55,000	70,778
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	144,000	149,397
5.75%, 02/01/29 (a)	61,000	62,863
Husky Energy Inc.
13.00%, 02/15/25 (a) (b)	297,000	315,611
ITT Holdings LLC
6.50%, 08/01/29 (a)	199,000	200,850
MEG Energy Corp.
6.50%, 01/15/25 (a)	62,000	63,789
7.13%, 02/01/27 (a)	91,000	95,576
Murphy Oil Corporation
5.75%, 08/15/25	90,000	92,618
5.88%, 12/01/27	170,000	177,073
Nabors Industries Ltd
7.50%, 01/15/28 (a)	102,000	96,636
Newfield Exploration Co.
5.63%, 07/01/24	149,000	165,130
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	92,213
6.38%, 10/01/30	194,000	215,222
Occidental Petroleum Corporation
2.70%, 02/15/23	42,000	42,506
6.95%, 07/01/24	198,000	223,222
2.90%, 08/15/24	49,000	49,938
3.50%, 06/15/25	35,000	36,369
3.20%, 08/15/26	231,000	235,262
8.88%, 07/15/30	80,000	108,682
6.13%, 01/01/31	90,000	107,844
7.50%, 05/01/31	100,000	129,875
6.45%, 09/15/36	234,000	294,561
7.95%, 06/15/39	55,000	72,879
4.30%, 08/15/39	168,000	166,170
6.60%, 03/15/46	139,000	175,261
Ovintiv Exploration Inc.
5.38%, 01/01/26	84,000	94,749
PBF Holding Company LLC
9.25%, 05/15/25 (a)	85,000	80,261
6.00%, 02/15/28	85,000	54,273
Precision Drilling Corporation
7.13%, 01/15/26 (a)	87,000	89,377
6.88%, 01/15/29 (a)	63,000	65,837
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	94,000	95,420
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (c)	79,000	81,120
Southwestern Energy Company
7.75%, 10/01/27	90,000	97,217
8.38%, 09/15/28	96,000	108,777
5.38%, 03/15/30	80,000	86,400
Tap Rock Resources LLC
7.00%, 10/01/26 (a)	154,000	157,668
Targa Resource Corporation
5.00%, 01/15/28	107,000	112,615
5.50%, 03/01/30	258,000	282,169
4.88%, 02/01/31	56,000	60,404
4.00%, 01/15/32 (a)	75,000	77,492
Transocean Inc
11.50%, 01/30/27 (a)	94,000	96,741
Transocean Proteus Limited
6.25%, 12/01/24 (a)	137,500	137,372
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	189,000	194,769
4.13%, 08/15/31 (a)	23,000	24,036
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	45,951
		9,641,015
Consumer Discretionary 14.5%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (c)	144,000	147,495
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	77,297
5.88%, 10/15/27	43,000	45,054
7.25%, 10/15/29	47,000	51,752
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	86,000	88,702
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	96,000	97,348
Carnival Corporation
11.50%, 04/01/23 (a)	117,000	130,624
7.63%, 03/01/26 (a)	121,000	129,135
4.00%, 08/01/28 (a)	40,000	40,419
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	47,005
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	186,000	209,038
Ford Motor Company
8.50%, 04/21/23	64,000	70,349
9.00%, 04/22/25	64,000	76,977
4.35%, 12/08/26	72,000	76,668
6.63%, 10/01/28	83,000	99,585
9.63%, 04/22/30	64,000	90,766
7.45%, 07/16/31	79,000	103,163
5.29%, 12/08/46	62,000	69,113
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	190,000	203,752
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	254,000	266,073
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	32,000	34,464
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	201,000	205,102
4.88%, 07/01/31 (a)	114,000	114,654
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (b)	161,000	175,881
International Game Technology PLC
5.25%, 01/15/29 (a)	141,000	150,754
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	95,606
6.75%, 02/15/26 (a)	115,000	118,296
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	83,000	83,311
KB Home
4.80%, 11/15/29	66,000	71,941
L Brands, Inc.
7.50%, 06/15/29	140,000	159,096

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
6.63%, 10/01/30 (a)	128,000	145,340
6.88%, 11/01/35	165,000	207,099
Life Time, Inc.
5.75%, 01/15/26 (a)	142,000	146,993
8.00%, 04/15/26 (a)	58,000	61,490
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	216,000	208,834
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	51,000	53,991
4.75%, 01/15/28	64,000	65,277
Mattel, Inc.
5.88%, 12/15/27 (a)	55,000	59,576
MCE Finance Limited
5.38%, 12/04/29 (a)	110,000	111,915
Meritage Homes Corporation
3.88%, 04/15/29 (a)	109,000	114,430
MGM China Holdings Limited
4.75%, 02/01/27 (a)	57,000	56,218
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	151,000	153,784
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	115,053	125,189
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	70,000	70,088
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	145,000	154,050
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	130,000	138,311
PetSmart, Inc.
7.75%, 02/15/29 (a)	220,000	239,924
PM General Purchaser LLC
9.50%, 10/01/28 (a)	243,000	256,432
QVC, Inc.
5.45%, 08/15/34	215,000	230,086
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	85,000	91,694
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	177,000	197,846
9.13%, 06/15/23 (a)	80,000	86,996
4.25%, 07/01/26 (a)	124,000	121,478
5.50%, 08/31/26 (a)	213,000	218,872
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	110,022
8.25%, 03/15/26 (a)	246,000	262,101
7.00%, 05/15/28 (a)	91,000	98,264
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a)	186,000	190,277
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	232,000	238,367
Staples, Inc.
7.50%, 04/15/26 (a)	149,000	151,106
10.75%, 04/15/27 (a)	161,000	156,650
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	146,901
Tenneco Inc.
7.88%, 01/15/29 (a)	50,000	55,840
5.13%, 04/15/29 (a)	322,000	329,202
The Gap, Inc.
3.63%, 10/01/29 (a)	26,000	26,063
3.88%, 10/01/31 (a)	188,000	188,018
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	150,000	164,418
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	101,000	115,029
6.00%, 04/01/27 (f) (g)	65,000	72,113
4.63%, 03/01/30 (a)	95,000	98,462
		9,048,166
Industrials 11.3%
Aircastle Limited
5.25%, 08/11/25 (a)	53,000	58,975
4.25%, 06/15/26	216,000	235,516
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	137,000	144,953
9.75%, 07/15/27 (a)	79,000	85,905
4.63%, 06/01/28 (a)	61,000	60,858
American Airlines, Inc.
11.75%, 07/15/25 (a)	112,000	138,549
5.50%, 04/20/26 (a)	118,000	124,010
5.75%, 04/20/29 (a)	144,000	155,190
APX Group, Inc.
5.75%, 07/15/29 (a)	200,000	197,493
Bombardier Inc.
7.50%, 03/15/25 (a)	92,000	94,031
7.13%, 06/15/26 (a)	97,000	101,779
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	127,000	134,186
4.25%, 02/01/32 (a)	302,000	308,938
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	166,000	171,622
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	178,000	179,367
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	111,000	129,676
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	100,000	103,019
5.50%, 05/01/28 (a)	301,000	303,385
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	167,624
General Electric Company
3.45%, (3 Month USD LIBOR + 3.33%), (100, 12/15/21) (e) (h)	53,000	51,788
GFL Environmental Inc.
4.00%, 08/01/28 (a)	91,000	90,342
3.50%, 09/01/28 (a)	151,000	151,894
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	138,000	145,050
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,682
3.00%, 01/15/29	204,000	205,283
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	172,000	180,266
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	63,166
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	157,000	157,486
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	337,000	355,759
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	55,455
5.75%, 04/15/26 (a)	81,000	87,594
3.38%, 08/31/27 (a)	55,000	52,812
6.25%, 01/15/28 (a)	201,000	207,900
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (a)	17,000	17,423
Rolls-Royce PLC
5.75%, 10/15/27 (a)	239,000	265,577
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	46,851
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	84,277	94,898
Summit Materials, LLC
5.25%, 01/15/29 (a)	138,000	145,210
Terex Corporation
5.00%, 05/15/29 (a)	191,000	197,488
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	36,212
6.25%, 03/15/26 (a)	296,000	309,536
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	53,741
Triumph Group, Inc.
8.88%, 06/01/24 (a)	68,000	74,775
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	252,149
4.50%, 08/15/29 (a)	90,000	90,612
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	41,000	42,152
4.63%, 04/15/29 (a)	208,000	215,025

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	62,000	65,125
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	131,000	139,882
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	127,000	133,419
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	171,000	183,023
		7,067,651
Financials 10.3%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	207,451
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	161,000	165,641
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	166,000	173,836
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (e)	200,000	209,258
6.25%, (100, 12/18/24) (a) (e) (i)	60,000	64,650
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	184,050
8.50%, 10/30/25 (a)	230,000	240,043
FirstCash, Inc.
4.63%, 09/01/28 (a)	126,000	130,776
Ford Motor Credit Company LLC
3.09%, 01/09/23	200,000	202,940
5.13%, 06/16/25	132,000	143,405
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	319,000	325,272
6.63%, 01/15/27 (a)	150,000	146,406
HUB International Limited
7.00%, 05/01/26 (a)	129,000	133,394
Icahn Enterprises L.P.
6.25%, 05/15/26	259,000	271,743
5.25%, 05/15/27	196,000	203,663
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	36,089
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (b)	39,000	40,789
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	316,000	326,771
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	96,454
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)	103,000	103,000
Markel Corporation
6.00%, (100, 06/01/25) (e)	129,000	143,223
Navient Corporation
5.88%, 10/25/24	82,000	87,667
6.75%, 06/25/25 - 06/15/26	309,000	339,029
4.88%, 03/15/28	30,000	30,248
NFP Corp.
6.88%, 08/15/28 (a)	211,000	215,357
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	147,304
4.75%, 07/15/31 (a)	215,000	209,285
Nordic Aviation Capital
4.79%, 02/27/24 (b) (d) (j)	81,782	61,337
6.83%, 03/14/27 (b) (d) (j)	129,133	105,631
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	160,000	158,843
SLM Corporation
6.13%, 03/25/24	140,000	149,933
5.63%, 08/01/33	90,000	85,290
Springleaf Finance Corporation
8.88%, 06/01/25	51,000	55,277
7.13%, 03/15/26	105,000	121,433
6.63%, 01/15/28	63,000	72,272
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	210,000
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	261,000	275,047
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	273,000	297,636
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	125,000	127,094
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	103,000	106,842
		6,404,379
Consumer Staples 5.9%
Albertsons Companies, Inc.
5.75%, 03/15/25	8,000	8,159
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	74,000	78,128
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	599,000	611,538
JBS USA Food Company
6.50%, 04/15/29 (a)	48,000	53,556
Kraft Heinz Foods Company
3.88%, 05/15/27	96,000	104,739
4.25%, 03/01/31	31,000	34,999
4.63%, 10/01/39	218,000	254,612
4.88%, 10/01/49	153,000	186,307
Marb Bondco PLC
3.95%, 01/29/31 (a)	290,000	276,934
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	192,000	198,916
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	131,000	138,928
4.25%, 04/15/31 (a)	210,000	224,555
3.50%, 03/01/32 (a)	53,000	53,907
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	149,200
4.63%, 04/15/30 (a)	77,000	77,626
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	167,150
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (c)	303,000	299,837
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	139,000	144,964
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	198,000	214,325
United Rentals (North America), Inc.
3.75%, 01/15/32	155,000	156,816
Vector Group Ltd.
5.75%, 02/01/29 (a)	71,000	71,034
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	155,104
		3,661,334
Materials 5.6%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	217,000	221,336
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	67,523
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	24,461
5.38%, 01/15/28 (a)	132,000	138,461
CVR Partners, LP
9.25%, 06/15/23 (a)	34,000	34,085
6.13%, 06/15/28 (a)	76,000	79,710
Diamond (BC) B.V.
4.63%, 10/01/29 (a)	50,000	50,751
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	110,000	113,066
6.88%, 10/15/27 (a)	140,000	148,045
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	155,000	156,847
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (c)	65,000	69,432
4.38%, 04/01/31 (a)	148,000	153,014
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	122,167
5.40%, 11/14/34	108,000	129,764
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	108,000	110,278
Hexion Inc.
7.88%, 07/15/27 (a) (c)	163,000	174,344

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	58,000	57,490
6.13%, 04/01/29 (a)	277,000	290,277
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	155,000	162,820
5.25%, 06/01/27 (a)	296,000	311,106
4.25%, 05/15/29 (a)	97,000	97,004
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a) (c)	90,000	90,225
7.63%, 01/15/26 (a)	201,384	212,874
The Chemours Company
5.75%, 11/15/28 (a)	225,000	236,059
United States Steel Corporation
6.25%, 03/15/26 (c)	32,000	32,987
6.88%, 03/01/29 (c)	193,000	205,800
		3,489,926
Health Care 5.2%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	45,000	47,808
4.63%, 08/01/29 (a)	54,000	53,997
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	208,000	212,453
8.50%, 01/31/27 (a)	142,000	151,460
7.00%, 01/15/28 (a)	51,000	52,251
5.00%, 01/30/28 (a)	40,000	37,934
4.88%, 06/01/28 (a)	41,000	42,514
6.25%, 02/15/29 (a)	138,000	136,525
Centene Corporation
3.38%, 02/15/30	88,000	91,106
2.50%, 03/01/31	95,000	93,605
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	22,000	23,318
6.88%, 04/15/29 (a)	112,000	112,139
4.75%, 02/15/31 (a)	153,000	153,958
Endo Designated Activity Company
9.50%, 07/31/27 (a) (c)	187,000	187,299
6.00%, 06/30/28 (a) (c)	194,000	138,755
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (a)	118,000	117,922
HCA Inc.
5.38%, 02/01/25	109,000	121,784
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	129,894
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	123,066
Mozart Debt Merger Sub Inc
3.88%, 04/01/29 (a)	215,000	215,000
5.25%, 10/01/29 (a)	153,000	153,000
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	90,000	94,938
7.25%, 02/01/28 (a)	27,000	28,925
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	90,504
Tenet Healthcare Corporation
6.75%, 06/15/23	76,000	81,855
7.50%, 04/01/25 (a)	118,000	125,289
4.88%, 01/01/26 (a)	93,000	96,252
5.13%, 11/01/27 (a)	183,000	191,315
6.13%, 10/01/28 (a)	140,000	146,916
		3,251,782
Information Technology 3.0%
ams AG
7.00%, 07/31/25 (a)	416,000	445,040
Arches Buyer Inc.
6.13%, 12/01/28 (a)	19,000	19,363
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	83,000	85,123
4.00%, 07/01/29 (a)	67,000	68,693
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	49,103
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	98,688
8.25%, 03/01/27 (a)	93,000	97,436
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	85,000	86,294
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	85,911
LogMeIn, Inc.
5.50%, 09/01/27 (a)	67,000	68,040
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	189,000	178,040
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	114,417
4.13%, 02/15/30 (a)	150,000	154,942
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	230,000	236,072
6.50%, 07/15/28 (a)	91,000	95,892
		1,883,054
Real Estate 1.8%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	100,872
EPR Properties
3.75%, 08/15/29	308,000	318,203
Service Properties Trust
5.25%, 02/15/26	373,000	375,514
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	58,098
6.50%, 02/15/29 (a)	144,000	148,138
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	53,260
3.75%, 02/15/27 (a)	59,000	61,088
4.63%, 12/01/29 (a)	15,000	16,236
		1,131,409
Utilities 0.6%
Calpine Corporation
4.50%, 02/15/28 (a)	97,000	98,977
5.13%, 03/15/28 (a)	65,000	65,831
3.75%, 03/01/31 (a)	115,000	110,956
Pacific Gas And Electric Company
5.00%, 07/01/28 (c)	75,000	76,421
		352,185
Total Corporate Bonds And Notes (cost $54,266,167)		56,668,382
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Consumer Discretionary 1.3%
Great Outdoors Group, LLC
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/26/28 (h)	289,810	290,679
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (h)	89,774	90,392
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (h)	123,491	123,546
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (h)	49,200	52,245
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.37%, (1 Month USD LIBOR + 3.25%), 02/04/28 (h)	149,625	149,999
TGP Holdings III, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 06/24/28 (h)	101,571	101,508
		808,369
Information Technology 1.2%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 04/26/24 (h)	65,613	65,045
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (h)	91,000	90,886
LogMeIn, Inc.
Term Loan B, 4.83%, (3 Month USD LIBOR + 4.75%), 08/31/27 (h)	67,660	67,607
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (h)	145,270	145,293

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

	Shares/Par[1]	Value ($)
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (h)	148,802	148,290
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (h)	150,000	147,375
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 08/09/25 (h)	62,640	61,327
		725,823
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	187,000	193,259
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	23,643	23,104
2020 Term Loan B1, 3.65%, (3 Month USD LIBOR + 3.50%), 04/06/26 (h)	43,977	42,974
Hertz Corporation, (The)
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (h) (k)	10,753	10,755
2021 Term Loan C, 0.00%, (3 Month USD LIBOR + 3.50%), 06/11/28 (h) (k)	2,027	2,027
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (h)	115,172	115,190
2021 Term Loan C, 4.00%, (1 Month USD LIBOR + 3.50%), 06/11/28 (h)	21,760	21,763
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (h)	53,830	54,160
		463,232
Communication Services 0.7%
Allen Media, LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/05/27 (h) (k)	59,895	59,802
Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (h) (k)	54,450	54,365
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (h)	40,800	40,819
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (h)	153,336	153,463
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (h)	100,000	95,031
		403,480
Health Care 0.5%
Advisor Group, Inc.
2021 Term Loan, 4.58%, (1 Month USD LIBOR + 4.50%), 07/31/26 (h)	83,932	84,018
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (h)	154,000	153,840
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (h)	81,871	82,090
		319,948
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 01/30/27 (h)	96,284	95,301
Raptor Acquisition Corp.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/01/26 (h) (k)	100,000	100,275
2021 Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 11/01/26 (h)	55,000	55,151
		250,727
Materials 0.2%
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (h)	115,242	115,002
Consumer Staples 0.1%
Sunshine Software Merger Sub, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/08/26 (h) (k)	69,876	69,701
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.09%, (3 Month USD LIBOR + 4.00%), 05/10/26 (h)	63,665	63,586
Total Senior Floating Rate Instruments (cost $3,210,881)		3,219,868
INVESTMENT COMPANIES 0.9%
iShares Broad USD High Yield Corporate Bond ETF	14,096	584,984
Total Investment Companies (cost $579,496)		584,984
COMMON STOCKS 0.3%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (l)	8,143	22,068
iHeartMedia, Inc. - Class A (l)	3,283	82,141
		104,209
Energy 0.1%
MPLX LP	2,200	62,634
Total Common Stocks (cost $175,217)		166,843
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	18,743	20,404
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,743)		20,404
SHORT TERM INVESTMENTS 5.3%
Investment Companies 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (m)	1,903,656	1,903,656
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (m)	1,409,790	1,409,790
Total Short Term Investments (cost $3,313,446)		3,313,446
Total Investments 102.5% (cost $61,563,950)		63,973,927
Other Assets and Liabilities, Net (2.5)%		(1,559,705)
Total Net Assets 100.0%		62,414,222

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2021, the value and the percentage of net assets of these securities was $42,622,010 and 68.3% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of September 30, 2021.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2021.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) This senior floating rate interest will settle after September 30, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Non-income producing security.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	145,563	148,625	0.2
Nordic Aviation Capital, 4.79%, 02/27/24	02/06/20	81,782	61,337	0.1
Nordic Aviation Capital, 6.83%, 03/14/27	10/01/19	129,133	105,631	0.2
		356,478	315,593	0.5

PPM High Yield Core Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	13,393	(22)

Abbreviations and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

Currency Abbreviations:

USD - United States Dollar
CAD - Canadian Dollar

Abbreviations:

DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC ("JNAM" or "Administrator") Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt and derivative securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2021, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	28,796,569	110,461	28,907,030
Government And Agency Obligations	—	22,957,712	—	22,957,712
Non-U.S. Government Agency Asset-Backed Securities	—	4,371,491	—	4,371,491
Senior Floating Rate Instruments	—	1,259,928	—	1,259,928
Short Term Investments	3,389,327	—	—	3,389,327
	3,389,327	57,385,700	110,461	60,885,488
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	84,755	—	—	84,755
	84,755	—	—	84,755
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(98,867)	—	—	(98,867)
	(98,867)	—	—	(98,867)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	56,501,414	166,968	56,668,382
Senior Floating Rate Instruments	—	3,219,868	—	3,219,868
Investment Companies	584,984	—	—	584,984
Common Stocks	166,843	—	—	166,843
Non-U.S. Government Agency Asset-Backed Securities	—	20,404	—	20,404
Short Term Investments	3,313,446	—	—	3,313,446
	4,065,273	59,741,686	166,968	63,973,927
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(22)	—	(22)
	—	(22)	—	(22)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2021

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2021.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.